UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21729

          BlackRock Global Opportunities Equity Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Opportunities Equity Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Global Opportunities Equity Trust (BOE)

Shares	Description	Value

	LONG-TERM INVESTMENTS—95.2%
	Common Stocks—95.2%
	Australia—2.7%
611,500	Foster’s Group Ltd.	$2,443,533
120,000	Publishing & Broadcasting Ltd.	1,508,610
95,600	QBE Insurance Group Ltd.	1,402,653
137,532	St. George Bank Ltd.	3,159,785

	Total Australia	8,514,581

	Bermuda—1.2%
171,600	New Skies Satellites Holdings Ltd.	3,730,584

	Brazil—2.6%
248,500	Gerdau SA (ADR)	5,417,300
29,800	Petroleo Brasileiro SA (ADR)	2,816,100

	Total Brazil	8,233,400

	Canada—2.9%
70,000	Barrick Gold Corp.	2,202,200
30,000	Canadian Imperial Bank of Commerce	2,104,385
131,800	CI Fund Management, Inc.	3,106,826
45,100	Fording Canadian Coal Trust	1,840,982

	Total Canada	9,254,393

	China—1.0%
33,000	Petrochina Co. Ltd. (ADR)	3,300,660

	Denmark—1.0%
86,000	Danske Bank A/S	3,020,651

	Finland—1.6%
100,200	Fortum Oyj	2,239,140
90,700	Wartsila Oyj ABP	2,971,386

	Total Finland	5,210,526

	France—1.4%
2,250	Areva SA	1,292,956
23,200	Societe Generale	3,064,427

	Total France	4,357,383

	Germany—3.9%
54,200	Bilfinger Berger AG	2,845,213
76,000	Deutsche Post AG	2,142,562
65,400	Hannover Rueckversicherung AG	2,475,527
118,100	IVG Immobilien AG	3,412,664
29,000	Man AG	1,665,067

	Total Germany	12,541,033

	Greece—1.8%
110,000	Cosmote Mobile Telecommunications SA	2,539,675
85,600	OPAP SA	3,218,295

	Total Greece	5,757,970

	Hong Kong—6.2%
562,500	ASM Pacific Technology	3,190,358
370,000	Citic Pacific Ltd.	1,096,967
750,000	Giordana International Ltd.	425,381
4,433,000	Guangdong Investment Ltd.	1,814,286
1,089,000	Hang Lung Properties Ltd.	2,119,674
300,000	Hong Kong Electric Holding	1,442,428
802,000	Hong Kong Exchanges & Clearing Ltd.	3,912,952
459,000	Kerry Properties Ltd.	1,490,999
2,085,000	New World Development Ltd.	3,050,466

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		Hong Kong—(cont’d)
347,000		Yue Yuen Industrial Holdings	$1,075,744

		Total Hong Kong	19,619,255

		Indonesia—0.5%
2,600,000		Indosat Tbk PT	1,609,392

		Ireland—1.4%
210,700		Irish Life & Permanent PLC	4,518,987

		Italy—2.0%
186,100		Acea SpA	2,095,191
144,100		ENI SpA	4,356,585

		Total Italy	6,451,776

		Japan—13.3%
61,100		Aisin Seiki Co. Ltd.	2,260,552
331,000		Bank of Yokohama Ltd.	2,680,619
298,000		Chiba Bank Ltd.	2,695,350
41,000		Daito Trust Construction Co. Ltd.	1,922,339
134,200		Hitachi Construction Machinery Co. Ltd.	3,706,645
190,000		Mitsui Trust Holdings, Inc.	2,806,956
428		Mizuho Financial Group, Inc.	3,502,664
600,000		Morinaga & Co. Ltd.	1,989,685
493,500		NSK Ltd.	3,655,867
250,000		Obayashi Corp.	2,009,718
975	[1]	Resona Holdings, Inc.	3,831,678
260,000		Shimizu Corp.	2,052,428
115,000		Showa Shell Sekiyu KK	1,346,021
216		Sumitomo Mitsui Financial Group, Inc.	2,522,655
109,500		TonenGeneral Sekiyu KK	1,119,223
59,800		Toyota Industries Corp.	2,166,574
21,000		Toyota Motor Corp. (ADR)	2,177,910

		Total Japan	42,446,884

		Mexico—1.8%
1,434,900		Grupo Mexico SA de CV	4,027,259
450,000		Kimberly-Clark de Mexico SA de CV	1,634,561

		Total Mexico	5,661,820

		Netherlands—3.3%
106,250		ABN Amro Holding NV	2,950,170
91,150		ING Groep NV	3,253,063
112,500		Koninklijke Wessanen NV	1,764,861
30,300		Rodamco Europe NV	2,617,846

		Total Netherlands	10,585,940

		New Zealand—0.6%
520,000		Telecom Corp. of New Zealand Ltd.	2,020,651

		Norway—3.6%
258,600		DNB NOR ASA	2,895,965
67,900		Orkla ASA	2,704,732
121,500		Statoil ASA	3,342,227
260,700		Storebrand ASA	2,654,966

		Total Norway	11,597,890

		Singapore—1.3%
733,000		Singapore Exchange Ltd.	1,427,951
310,500		United Overseas Bank Ltd.	2,775,569

		Total Singapore	4,203,520

		South Africa—2.1%
715,400		African Bank Investments Ltd.	3,349,435

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		South Africa—(cont’d)
579,400		Edgars Consolidated Stores Ltd.	$3,370,550

		Total South Africa	6,719,985

		South Korea—4.8%
74,600		Daelim Industrial Co.	6,186,700
83,200		GS Engineering & Construction Corp.	4,208,946
33,000		Hyundai Heavy Industries	2,394,651
36,700		S-Oil Corp.	2,609,879

		Total South Korea	15,400,176

		Sweden—3.9%
150,000		Assa Abloy AB	2,419,642
101,300	[1]	D. Carnegie AB	1,687,422
143,523	[1]	Lindex AB	1,606,439
120,900		Nordea Bank AB	1,308,878
67,300		Sandvik AB	3,314,441
140,000		Skanska AB	2,175,373

		Total Sweden	12,512,195

		United Kingdom—18.6%
226,200	[1]	Arriva PLC	2,362,160
256,800		BAA PLC	2,855,313
457,125		BBA Group PLC	2,573,875
42,600		BP PLC (ADR)	3,080,406
1,767,700		Brit Insurance Holdings PLC	2,940,349
126,200		Dairy Crest Group PLC	1,109,085
303,500		De La Rue PLC	2,510,674
244,600		Diageo PLC	3,639,997
299,600		Exam PLC	2,718,258
510,100		Freinds Provident PLC	1,824,022
580,900		GKN PLC	3,069,280
269,000		Hanson PLC	3,105,816
123,100		IMI PLC	1,128,926
207,000		Kelda Group PLC	2,883,439
857,300		Legal & General Group PLC	1,910,246
532,000		Pilkington PLC	1,476,437
128,042	[1]	Provident Financial PLC	1,218,667
26,100	[1]	Rio Tinto PLC	1,331,211
4,000		Rio Tinto PLC (ADR)	820,040
41,900		Royal Dutch Shell PLC (ADR)	2,853,809
144,428		Scottish & Southern Energy PLC	2,746,678
166,200		Smiths Group PLC	2,933,063
205,313		United Utilities PLC	2,472,770
93,550		Viridian Group PLC	1,564,409
114,200		Whitbread PLC	2,158,608
103,297		Wolverhampton & Dudley Brew PLC	2,280,543

		Total United Kingdom	59,568,081

		United States—11.7%
178,389		Alaska Communications Systems Group, Inc.	1,764,267
36,000	[2]	Alliance Capital Management Holding LP	2,175,840
20,400	[2]	Altria Group, Inc.	1,475,736
17,700		Arch Coal, Inc.	1,534,944
90,000	[2]	Archer-Daniels-Midland Co.	2,835,000
38,700		Atmos Energy Corp.	1,017,036
672,600		Bodycote International	2,826,880
50,921		Caterpillar, Inc.	3,457,536
55,000	[2]	Consolidated Edison, Inc.	2,585,550
38,400		Freeport-McMoRan Copper & Gold, Inc.	2,467,200
64,800		Pepco Holdings, Inc.	1,491,048
73,400	[2]	RR Donnelley & Sons Co.	2,392,840
79,500	[2]	Southern Co.	2,766,600
28,000		Southern Copper Corp.	2,438,800
113,900		Strategic Hotel Capital, Inc.	2,437,460

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Shares		Description	Value

		Common Stocks—(cont’d)
		United States—(cont’d)
203,005	[2]	Vector Group Ltd.	$3,688,601

		Total United States	37,355,338

		Total Common Stocks (cost $283,356,467)	304,193,071

		SHORT-TERM INVESTMENTS—6.4%
		Money Market Fund—3.0%
9,643,514		Fidelity Institutional Money Market Prime Portfolio	9,643,514

Principal Amount

		U.S. Government and Agency Zero Coupon Bond—3.4%
$11,000,000	[3]	Federal Home Loan Bank, 4.34%, 02/01/06	11,000,000

		Total Short-Term Investments (cost $20,643,514)	20,643,514

Contracts

		OUTSTANDING CALL OPTION PURCHASED—0.1%
40,000,000		Euro, strike price $1.19, expires 03/10/06	138,000

		Total investments before outstanding options written (cost $304,539,9814)	324,974,585

		OUTSTANDING OPTIONS WRITTEN—(2.0)%
		OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(108)		ENI SpA, strike price 25 EUR, expires 03/17/06	(49,214)
(40,000,000)		Euro, strike price $1.16, expires 3/10/06	(290,000)
(98,000)		Isetan Co. Ltd., strike price 2,536.99 JPY, expires 02/10/06	(42,541)
(160)		Mitsubishi UFJ Financial Group, Inc., strike price 1,559,266.35 JPY, expires 02/10/06	(2,676)
(530)		Newmont Mining Corp., strike price $55, expires 2/18/06	(13,250)
(117,000)		SABMiller PLC, strike price 10.86 GBP, expires 02/10/06	(3,832)

		Total Outstanding Put Options Written (premium received $181,634)	(401,513)

		OUTSTANDING CALL OPTIONS WRITTEN—(1.9)%
(51,200)		ABN AMRO Holding NV, strike price 23.15 EUR, expires 03/24/06	(29,117)
(98,000)		ACEA SpA, strike price 9.36 EUR, expires 03/24/06	(28,581)
(31,000)		Aisin Seiki Co. Ltd., strike price 4,569.33 JPY, expires 02/28/06	(20,413)
(90,000)		Alaska Communications Systems Group, Inc., strike price $10.41, expires 03/15/06	(9,720)
(43,000)		Alaska Communications Systems Group, Inc., strike price $10.80, expires 02/17/06	(938)
(18,000)		Alliance Capital Management Holding LP, strike price $58.50, expires 02/24/06	(35,694)
(121)		Altria Group Inc., strike price $80, expires 02/18/06	(1,815)
(175)		Arch Coal, Inc., strike price $90, expires 03/18/06	(60,375)
(450)		Archer-Daniels-Midland Co., strike price $26.50, expires 02/10/06	(181,350)
(300)		Areva SA, strike price 454.17 EUR, expires 03/24/06	(11,062)
(750)		Areva SA, strike price 480.10 EUR, expires 03/24/06	(20,562)
(101,700)		Arriva PLC, strike price 5.77 GBP, expires 04/27/06	(40,547)
(300,000)		ASM Pacific Technology, strike price 41.95 HKD, expires 03/03/06	(111,968)
(51,100)		Assa Abloy AB, strike price 123.32 SEK, expires 03/24/06	(22,158)
(25,000)		Assa Abloy AB, strike price 128.83 SEK, expires 03/24/06	(5,760)
(31,600)		Atmos Energy Corp., strike price $26.77, expires 02/17/06	(3,982)
(128,400)		BAA PLC, strike price 6.43 GBP, expires 04/27/06	(33,021)
(165,000)		Bank of Yokohama Ltd., strike price 939.27 JPY, expires 02/28/06	(59,306)
(350)		Barrick Gold Corp., strike price $30, expires 02/18/06	(73,500)
(225,800)		BBA Group PLC, strike price 3.23 GBP, expires 03/24/06	(36,957)
(9,000)		Bilfinger Berger AG, strike price 41.98 EUR, expires 03/24/06	(22,016)
(17,200)		Bilfinger Berger AG, strike price 43.62 EUR, expires 03/24/06	(30,264)
(215,000)		Bodycote International, strike price 2.23 GBP, expires 02/24/06	(67,846)
(120,000)		Bodycote International, strike price 2.35 GBP, expires 03/24/06	(28,950)
(213)		BP PLC, strike price $70, expires 2/18/06	(64,965)
(870,000)		Brit Insurance Holdings PLC, strike price 0.91 GBP, expires 02/17/06	(45,921)
(26)		Canadian Imperial Bank of Commerce, strike price 78 CAD, expires 02/17/06	(5,364)
(118)		Canadian Imperial Bank of Commerce, strike price 80 CAD, expires 03/18/06	(18,388)
(60)		Caterpillar, Inc., strike price $60, expires 02/18/06	(48,600)
(200)		Caterpillar, Inc., strike price $65, expires 02/18/06	(72,000)
(149,000)		Chiba Bank Ltd., strike price 985.60 JPY, expires 02/28/06	(114,243)
(68,800)		CI Fund Management, Inc., strike price 25.86 CAD, expires 02/24/06	(83,255)
(220,000)		Citic Pacific Ltd., strike price 22.37 HKD, expires 03/03/06	(24,257)
(275)		Consolidated Edison, Inc., strike price $47.50, expires 03/30/06	(22,825)
(55,000)		Cosmote Mobile Telecommunications SA, strike price 19.07 EUR, expires 03/31/06	(45,115)

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(20,000)	D. Carnegie AB, strike price 120.69 SEK, expires 03/24/06	$(12,149)
(29,700)	D. Carnegie AB, strike price 128.01 SEK, expires 03/24/06	(6,762)
(5,600)	Daelim Industrial Co., strike price $73,929.70, expires 02/20/06	(38,096)
(40,000)	Dairy Crest Group PLC, strike price 5.43 GBP, expires 02/24/06	(859)
(20,000)	Daito Trust Construction Co. Ltd., strike price 5,967 JPY, expires 02/28/06	(5,684)
(42,000)	Danske Bank A/S, strike price 215.95 DKK, expires 03/24/06	(10,598)
(48,000)	De La Rue PLC, strike price 4.65 GBP, expires 03/24/06	(13,490)
(103,100)	De La Rue PLC, strike price 4.75 GBP, expires 03/24/06	(24,765)
(38,000)	Deutsche Post AG, strike price 21.33 EUR, expires 02/24/06	(90,138)
(171,300)	Diageo PLC, strike price 8.37 GBP, expires 03/24/06	(56,073)
(110,600)	DNB NOR ASA, strike price 76.13 NOK, expires 03/24/06	(31,421)
(17,000)	ENI SpA, strike price 24.65 EUR, expires 03/24/06	(17,989)
(439)	Fording Canadian Coal Trust, strike price $41.63, expires 3/18/06	(79,020)
(11,000)	Fortum Oyj, strike price 17.56 EUR, expires 03/24/06	(10,255)
(35,400)	Fortum Oyj, strike price 18.83 EUR, expires 03/24/06	(24,390)
(306,000)	Foster’s Group Ltd., strike price 5.58 AUD, expires 03/03/06	(2,552)
(60)	Freeport-McMoRan Copper & Gold, Inc., strike price $60, expires 02/18/06	(29,400)
(126)	Freeport-McMoRan Copper & Gold, Inc., strike price $65, expires 02/18/06	(23,940)
(221,300)	Friends Provident PLC, strike price 1.94 GBP, expires 02/24/06	(40,023)
(1,290)	Gerdau SA, strike price $22.50, expires 03/18/06	(119,325)
(350,000)	Giordano International Ltd., strike price 4.21 HKD, expires 03/03/06	(13,647)
(320,000)	GKN PLC, strike price 3.06 GBP, expires 03/24/06	(34,402)
(594,000)	Grupo Mexico SA de CV, strike price 24.67 MXN, expires 02/24/06	(269,642)
(38,000)	GS Engineering & Construction Corp., strike price $51,934.92, expires 02/20/06	(15,774)
(1,240,000)	Guangdong Investment Ltd., strike price 3.01 HKD, expires 02/01/06	(25,664)
(545,000)	Hang Lung Properties Ltd., strike price 14.11 HKD, expires 03/03/06	(76,416)
(27,700)	Hannover Rueckversicherung AG, strike price 31.74 EUR, expires 03/24/06	(31,640)
(161,400)	Hanson PLC, strike price 6.69 GBP, expires 03/24/06	(26,069)
(69,000)	Hitachi Construction Machinery Co. Ltd., strike price 3,309.12 JPY, expires 03/29/06	(112,330)
(300,000)	Hong Kong Electric Holdings, strike price 36.8728 HKD, expires 03/03/06	(36,621)
(315,000)	Hong Kong Exchanges & Clearing Ltd., strike price 36.69 HKD, expires 03/03/06	(76,037)
(14,000)	Hyundai Heavy Industries, strike price $82,137.26, expires 02/20/06	(704)
(58,900)	IMI PLC, strike price 5.22 GBP, expires 03/24/06	(13,308)
(44,700)	ING Groep NV, strike price 29.83 EUR, expires 03/24/06	(45,138)
(142,500)	Irish Life & Permanent PLC, strike price 17.81 EUR, expires 03/24/06	(70,996)
(54,800)	IVG Immobilien AG, strike price 23.98 EUR, expires 03/24/06	(51,341)
(121,000)	Kelda Group PLC, strike price 7.94 GBP, expires 03/24/06	(35,303)
(140,000)	Kerry Properties Ltd., strike price 25.02 HKD, expires 03/03/06	(19,927)
(290,000)	Kimberly-Clark de Mexico SA de CV, strike price 39.57 MXN, expires 02/10/06	(1,175)
(62,000)	Koninklijke Wessanen NV, strike price 13.22 EUR, expires 03/31/06	(28,252)
(414,000)	Legal & General Group PLC, strike price 1.28 GBP, expires 03/24/06	(22,832)
(81,100)	Lindex AB, strike price 86.35 SEK, expires 03/24/06	(19,896)
(11,000)	Man AG, strike price 48.26 EUR, expires 03/24/06	(20,571)
(95,000)	Mitsui Trust Holdings, Inc., strike price 1,414.58 JPY, expires 02/28/06	(258,874)
(214)	Mizuho Financial Group, Inc., strike price 910,180 JPY, expires 02/28/06	(112,513)
(82,300)	Nordea Bank AB, strike price 66.89 DKK, expires 03/24/06	(17,619)
(271,000)	NSK Ltd., strike price 861.61 JPY, expires 02/28/06	(64,387)
(125,000)	Obayashi Corp., strike price 883.73 JPY, expires 02/28/06	(75,121)
(42,800)	OPAP SA, strike price 31.34 EUR, expires 02/24/06	(42,059)
(34,800)	Orkla ASA, strike price 268.77 NOK, expires 03/24/06	(36,016)
(40,000,000)	Euro, strike price $1.23, expires 3/10/06	(22,400)
(38,000)	Pepco Holdings, Inc., strike price $23.38, expires 04/10/06	(15,960)
(150)	PetroChina Co. Ltd., strike price $100, expires 03/18/06	(75,000)
(94)	Petroleo Brasileiro SA, strike price $70, expires 02/18/06	(211,500)
(55)	Petroleo Brasileiro SA, strike price $80, expires 02/18/06	(64,900)
(115,000)	Pilkington PLC, strike price 1.54 GBP, expires 02/17/06	(8,893)
(95,000)	Publishing & Broadcasting Ltd., strike price 16.79 AUD, expires 02/01/06	(432)
(68,000)	QBE Insurance Group Ltd., strike price 19.84 AUD, expires 03/03/06	(14,710)
(485)	Resona Holdings, Inc., strike price 442,680 JPY, expires 02/28/06	(117,849)
(133,900)	Rexam PLC, strike price 5.16 GBP, expires 02/24/06	(10,112)

BlackRock Global Opportunities Equity Trust (BOE) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(26)	Rio Tinto PLC, strike price 30 GBP, expires 03/18/06	$(29,718)
(30,300)	Rodamco Europe NV, strike price 72.29 EUR, expires 03/24/06	(46,392)
(250)	Royal Dutch Shell PLC, strike price $67.50, expires 03/10/06	(39,750)
(100)	RR Donnelley & Sons Co., strike price $32, expires 03/10/06	(9,100)
(100)	RR Donnelley & Sons Co., strike price $33, expires 03/10/06	(4,229)
(12,200)	S-Oil Corp., strike price $71,782.28, expires 02/20/06	(14,302)
(37,000)	Sandvik AB, strike price 389 SEK, expires 03/24/06	(35,398)
(72,200)	Scottish & Southern Energy PLC, strike price 10.83 GBP, expires 03/24/06	(20,940)
(130,000)	Shimizu Corp., strike price 887.91 JPY, expires 02/28/06	(62,874)
(57,000)	Showa Shell Sekiyu KK, strike price 1,446.77 JPY, expires 02/28/06	(10,987)
(330,000)	Singapore Exchange Ltd., strike price 2.92 SGD, expires 02/02/06	(49,505)
(70,000)	Skanska AB, strike price 127.50 SEK, expires 02/24/06	(2,637)
(85,000)	Smiths Group PLC, strike price 10.61 GBP, expires 02/17/06	(5,480)
(9,700)	Societe Generale, strike price 109.82 EUR, expires 03/24/06	(34,076)
(400)	Southern Co., strike price $35.75, expires 03/10/06	(8,000)
(280)	Southern Copper Corp., strike price $75, expires 03/18/06	(302,400)
(89,000)	St. George Bank Ltd., strike price 30.04 AUD, expires 02/28/06	(44,135)
(15,700)	Statoil ASA, strike price 170 NOK, expires 03/17/06	(36,839)
(40,500)	Statoil ASA, strike price 186.76 NOK, expires 03/24/06	(41,111)
(123,100)	Storebrand ASA, strike price 68.82 NOK, expires 03/24/06	(44,650)
(58,900)	Strategic Hotel Capital, Inc., strike price $20.26, expires 02/17/06	(77,041)
(108)	Sumitomo Mitsui Financial Group, Inc., strike price 1,162,800 JPY, expires 02/28/06	(191,153)
(260,000)	Telecom Corp. of New Zealand Ltd., strike price 6.06 NZD, expires 03/03/06	(896)
(65,000)	TonenGeneral Sekiyu KK, strike price 1,269.77 JPY, expires 02/28/06	(2,926)
(28,000)	Toyota Industries Corp., strike price 4,222.80 JPY, expires 02/28/06	(35,803)
(137)	Toyota Motor Corp., strike price $105, expires 03/18/06	(47,950)
(200,000)	United Overseas Bank Ltd., strike price 15.48 SGD, expires 03/03/06	(2,843)
(161,800)	United Utilities PLC, strike price 6.99 GBP, expires 02/24/06	(12,259)
(500)	Vector Group Ltd., strike price $19, expires 02/10/06	(2,000)
(9,000)	Viridian Group PLC, strike price 9.04 GBP, expires 02/24/06	(6,877)
(38,700)	Viridian Group PLC, strike price 9.57 GBP, expires 03/24/06	(13,213)
(37,100)	Wartsila OYJ ABP, strike price 24.06 EUR, expires 02/17/06	(131,207)
(92,000)	Whitbread PLC, strike price 9.65 GBP, expires 02/24/06	(157,952)
(60,400)	Wolverhampton & Dudley Brew PLC, strike price 12.66 GBP, expires 04/27/06	(45,496)
(195,000)	Yue Yuen Industrial Holdings, strike price 22.89 HKD, expires 03/03/06	(27,931)

	Total Outstanding Call Options Written (premium received $4,118,755)	(5,911,864)

	Total outstanding options written (premium received $4,300,389)	(6,313,377)

	Total investments net of outstanding options written—99.7%	$318,661,208
	Other assets in excess of liabilities—0.3%	976,004

	Net Assets—100.0%	$319,637,212

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Rate shown is the yield to maturity as of January 31, 2006.
[4]	Cost for Federal income tax purposes is $307,864,450. The net unrealized appreciaton on a tax basis is $17,110,135, consisting of $20,003,747 gross unrealized appreciation and $2,893,612 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipts	DKK — Danish Krone	HKD — Hong Kong Dollar	NOK — Norwegian Kroner
AUD — Australian Dollar	EUR — Euro	JPY — Japanese Yen	SEK — Swedish Krona
CAD — Canadian Dollar	GBP — British Pound	MXN — Mexican Peso	SGD — Singapore Dollar

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Global Opportunities Equity Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006